Expenses by Nature - Summary of Employee Benefit Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Benefit Expenses [line items]
Salary and wages	€ 20,023	€ 19,364
Total	137,425	141,433
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [line items]
Salary and wages	62,815	57,401
Social security costs	18,310	18,854
Employees' leaving entitlement	3,827	3,710
Other costs	4,881	12,342
Total	89,833	92,307
Selling expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Salary and wages	19,754	20,475
Social security costs	4,019	4,376
Employees' leaving entitlement	350	660
Other costs	3,472	1,064
Total	27,595	26,575
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Salary and wages	14,585	13,843
Social security costs	3,638	3,570
Employees' leaving entitlement	635	831
Other costs	1,139	4,307
Total	€ 19,997	€ 22,551